SCHEDULE OF WARRANTS OUTSTANDING (Details)	9 Months Ended
Sep. 30, 2023 $ / shares shares
Warrant one [member]
IfrsStatementLineItems [Line Items]
Date issued	Jul. 29, 2021
Expiry date	Jul. 29, 2024
Exercise price | $ / shares	$ 5.00
Number of warrants outstanding	250,000
Warrant two [member]
IfrsStatementLineItems [Line Items]
Date issued	Sep. 14, 2021
Expiry date	Sep. 14, 2024
Exercise price | $ / shares	$ 5.00
Number of warrants outstanding	4,798
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	254,798